Annual Fund Operating Expenses - Invesco Peak Retirement 2015 Fund	Apr. 30, 2021
Class A
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	18.27%
Acquired Fund Fees and Expenses	0.43%	[1]
Total Annual Fund Operating Expenses	18.95%
Fee Waiver and/or Expense Reimbursement	18.21%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.74%
Class C
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	18.27%
Acquired Fund Fees and Expenses	0.43%	[1]
Total Annual Fund Operating Expenses	19.70%
Fee Waiver and/or Expense Reimbursement	18.21%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.49%
Class R
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	18.27%
Acquired Fund Fees and Expenses	0.43%	[1]
Total Annual Fund Operating Expenses	19.20%
Fee Waiver and/or Expense Reimbursement	18.21%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.99%
Class Y
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	none
Other Expenses	18.27%
Acquired Fund Fees and Expenses	0.43%	[1]
Total Annual Fund Operating Expenses	18.70%
Fee Waiver and/or Expense Reimbursement	18.21%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.49%
Class R5
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	none
Other Expenses	18.09%
Acquired Fund Fees and Expenses	0.43%	[1]
Total Annual Fund Operating Expenses	18.52%
Fee Waiver and/or Expense Reimbursement	18.03%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.49%
Class R6
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	none
Other Expenses	18.09%
Acquired Fund Fees and Expenses	0.43%	[1]
Total Annual Fund Operating Expenses	18.52%
Fee Waiver and/or Expense Reimbursement	18.03%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.49%

[1]	"Acquired Fund Fees and Expenses” have been restated to reflect current fees, and are expected to be higher for a recently launched fund than a more mature fund.
[2]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (including prior fiscal year end Acquired Fund Fees and Expenses of 0.47% and excluding certain items discussed in the SAI) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.74%, 1.49%, 0.99%, 0.49%, 0.49% and 0.49%, respectively, of the Fund’s average daily net assets (the “expense limits”). Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.